Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets

19. INTANGIBLE ASSETS

The composition of the balance at December 31, 2018 and 2017 is as follow:

	2018			2017
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	11	(3)	8	12	(2)	10
Onerous concession	19	(12)	7	19	(11)	8
Assets of concession	18,674	(7,994)	10,680	17,837	(7,402)	10,435
Others	85	(66)	19	82	(65)	17

	18,789	(8,075)	10,714	17,950	(7,480)	10,470
In progress	63		63	686	—	686

Net intangible assets	18,852	(8,075)	10,777	18,636	(7,480)	11,156

(1)

The rights of authorization to generate wind power granted to the investees, which are considered in the financial statements of Cemig GT as investments, are classified in the consolidated statement of financial position of Cemig GT and of the Company under Intangible assets.

Changes in Intangible assets are as follow:

	2017	Assets arising from business combination (2)	Additions	Disposals	Effects of first- time adoption of IFRS 15 (1)	Amortization	Transfer to Held for sale	Transfers	2018
In service
Useful life defined
Temporary easements	10	—	—	—	—	(1)	—	—	9
Onerous concession	8	—	—	—	—	(1)	—	—	7
Assets of concession	10,435	162	—	(23)	—	(668)	—	774	10,680
Others	17	4	1	—	—	(5)	(7)	8	18

	10,470	166	1	(23)	—	(675)	(7)	782	10,714
In progress	686	—	33	(4)	(621)	—	—	(31)	63

Net intangible assets	11,156	166	34	(27)	(621)	(675)	(7)	751	10,777

(1)	Amount transferred to Concession contract assets on January 1, 2018, as a result of the first-time adoption of IFRS 15, as described in Note 16.
(2)

The added value of the wind generation concessions, in the amount of R$162, acquired in a business combination, as per Note 17.2, refers to the rights of authorization of commercial operation, which are considered the consolidated statement of financial position as intangible assets.

	2016	Additions	Disposals	Amortization	Transfer (1)	2017
In service
Useful life defined
Temporary easements	10	—	—	—	—	10
Onerous concession	9	—	—	(1)	—	8
Assets of concession	9,248	—	(11)	(638)	1,836	10,435
Others	18	—	—	(7)	6	17

	9,285	—	(11)	(646)	1,842	10,470
In progress	1,535	1,105	(8)	—	(1,946)	686

Net intangible assets	10,820	1,105	(19)	(646)	(104)	11,156

(1)	Balances transferred to financial assets.

	2015	Additions	Special obligations – write-down (1)	Disposals	Amortization	Transfers (2)	2016
In service
Useful life defined
Temporary easements	10	—	—	—	—	—	10
Onerous concession	9	—	—	—	—	—	9
Assets of concession	8,967	6	98	(32)	(595)	804	9,248
Others	14	—	—	—	(4)	8	18

	9,000	6	98	(32)	(599)	812	9,285
In progress	1,275	1,157	—	(8)	—	(889)	1,535

Net intangible assets	10,275	1,163	98	(40)	(599)	(77)	10,820

(1)

The write-down of a Special Obligation arises from signature of a Debt Recognition Contract by Eletrobras, in the amount of R$ 98, for restitution of amounts calculated in the final settlement of Financing and Subsidy Contracts for the Luz Para Todos (‘Light for All’) program, with funds from the CDE account, and return of funds related to the Global Reversion Reserve (RGR).

(2)	Balances transferred to financial assets.

Concession assets

Due to adoption of IFRS 15, as from January 1, 2018 the energy and gas distribution concession infrastructure assets that still under construction began to be recognized initially as contract assets. For further details, see Note 16.

The intangible asset easements, onerous concessions, assets of concession, and others, are amortized by the straight-line method taking into account the consumption pattern of these rights.

The amount of additions in 2018 includes R$4 (R$71 in 2017 and R$ 142 in 2016) of capitalized borrowing costs, as presented in Note 22.

The annual average amortization rate is 4.12%. The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable – below 69 KV	6.67	Software	20
System cable – below 69 KV	3.57	Vehicles	14.29
Structure – Posts	3.57	General equipment	6.25
Overhead distribution transformer	4	Buildings	3.33
Circuit breaker – up to 69 kV	3.03
Capacitor bank – up to 69 kV	6.67
Voltage regulator – up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20
Buildings, works and improvements	4	Vehicles	20
Improvements in leased properties	10	Data processing equipment	20
Machinery and equipment	5 a 20	Furniture	10

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Regulator.